Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income	€ 56,041	€ 55,156	€ 57,198
Interest expense	(21,745)	(24,067)	(24,386)
Interest income/ (charges)	34,296	31,089	32,812
Dividend income	384	413	455
Income from companies accounted for using the equity method	704	444	375
Commission income	14,579	12,943	13,042
Commission expense	(2,982)	(2,763)	(3,009)
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	404	869	1,265
Gains or losses on financial assets and liabilities held for trading, net	1,252	2,456	(2,312)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	(85)	426	325
Gains or losses from hedge accounting, net	(11)	(23)	(48)
Exchange differences, net	105	(1,627)	3,156
Other operating income	1,618	1,919	1,971
Other operating expenses	(1,966)	(1,977)	(2,235)
Income from assets under insurance and reinsurance contracts	2,546	1,900	1,096
Expenses from liabilities under insurance and reinsurance contracts	(2,489)	(1,837)	(998)
Total income	48,355	44,232	45,895
Administrative expenses	(20,400)	(18,737)	(19,302)
Personnel expenses	(12,047)	(11,004)	(11,107)
Other general administrative expenses	(8,353)	(7,733)	(8,195)
Depreciation and amortization	(2,593)	(2,364)	(2,418)
Provisions or reversal of provisions	(3,058)	(2,508)	(3,106)
Impairment and reversal of impairment on financial assets not measured at fair value through profit or loss, net	(9,259)	(9,626)	(10,652)
Impairment of investments in subsidiaries, joint ventures and associates, net	(13)	(17)	(1)
Impairment on non-financial assets, net	(1,260)	(123)	(1,091)
Impairment on tangible assets, net	(72)	(55)	(128)
Impairment on intangible assets, net	(1,073)	(61)	(701)
Impairment on other assets, net	(115)	(7)	(262)
Gains or losses on non-financial assets and investments, net	522	30	112
Of which: Investments in subsidiaries, joint ventures and associates	431	15	91
Negative goodwill recognized in results		22	283
Gains or losses on non-current assets held for sale not classified as discontinued operations	(203)	(141)	(173)
Operating profit / (loss) before tax	12,091	10,768	9,547
Tax expense or income from continuing operations	(3,884)	(3,282)	(2,213)
Profit from continuing operations	8,207	7,486	7,334
CONSOLIDATED PROFIT FOR THE YEAR	8,207	7,486	7,334
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	1,588	1,282	1,368
Profit attributable to the parent	€ 6,619	€ 6,204	€ 5,966
Earnings per share [abstract]
Basic	€ 0.404	€ 0.401	€ 0.397
Diluted	€ 0.403	€ 0.399	€ 0.396
Financial assets at amortized cost, category
Impairment and reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (8)	€ (52)	€ (228)
Financial assets available for sale
Dividend income	150	196	189
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	472	861	891
Impairment and reversal of impairment on financial assets not measured at fair value through profit or loss, net	(10)	11	(230)
Loans and receivables category
Impairment and reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (9,241)	(9,557)	€ (10,194)
Held-to-maturity investments category
Impairment and reversal of impairment on financial assets not measured at fair value through profit or loss, net		€ (28)